SUBSEQUENT EVENTS TO DECEMBER 31, 2021 - Offers for Irrevocable Call Option on the minority Shares of Open Pass S.A. (Details) - Micro Sistemas - Open Pass S.A - USD ($)	Jan. 04, 2022	Dec. 29, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares offered irrevocable option		6,999,580
Percentage of shares offered irrevocable option		15.00%
Offers for Irrevocable Call Option on the minority Shares
Disclosure of non-adjusting events after reporting period [line items]
Consideration for the granting purchase options	$ 700,000
Term for exercise of call options	12 months
Price to be paid for the shares	$ 7,500,000